Witherspoon•Kelley

422 W. Riverside Avenue, Suite 1100

Spokane, WA 99201-0300

November 8, 2010

VIA EDGAR

Mr. Michael Clampitt

Senior Attorney-Advisor

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sterling Financial Corporation (“Sterling”)
Registration Statement on Form S-1
Filed September 24, 2010
File No. 333-169579

Dear Mr. Clampitt:

On behalf of Sterling Financial Corporation (the “Company”), we are transmitting, via EDGAR, for filing pursuant to the Securities Act of 1933, Amendment No. 2 to the registration statement on Form S-1 for the registration by the Company of 4,208,437,677 shares of the Company’s Common Stock and warrants to purchase 179,687,677 shares of the Company’s Common Stock held by certain holders of such Common Stock and warrants. This amendment updates the Company’s registration statement with results from the period ended September 30, 2010 and certain other information.

Kindly direct any comments or questions regarding the foregoing to me at (509) 755-2097 or, in my absence, our co-counsel, Sarah Solum of Davis Polk & Wardwell LLP at (650) 752-2011.

Sincerely,

/s/ Andrew J. Schultheis
Andrew J. Schultheis

Cc:	Mr. Michael Clampitt
Mr. Eric Envall